Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended	0 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011 Revolving Credit Facility [Member]	May 08, 2014 Subsequent Event [Member] Term Loans [Member]	May 08, 2014 Subsequent Event [Member] Revolving Credit Facility [Member]	Apr. 06, 2014 Subsequent Event [Member] Mindspeed [Member]	Dec. 18, 2013 Subsequent Event [Member] Mindspeed [Member]
Subsequent Event [Line Items]
Outstanding shares of common stock, par value		$ 0.001	$ 0.001					$ 0.01
Outstanding shares of common stock at a purchase price per share								$ 5.05
Purchase price of acquisition	$ 1,807,000						$ 232,000,000
Liabilities and incurred costs							80,400,000
Business combination acquisition related costs							4,500,000
Revolving credit facility maximum borrowing availability				300,000,000	350,000,000	100,000,000
Revolving credit facility maturity date				Sep. 30, 2018	May 31, 2021	May 31, 2019
Term loans, issuance discount					0.75%
Quarterly principal repayment percentage					0.25%
Quarterly principal repayment start date					Sep. 30, 2014
Revolving credit facility, amount funded					350,000,000
Revolving credit facility, amount drawn						$ 0